Property and Equipment and Leased Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment and Leased assets and lease liabilities

15.	Property and Equipment and Leased assets and lease liabilities:

(a)	The properties and equipment as of December 31, 2018 and 2019 are composed as follows:

	Useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Type of property and equipment:
Land and Buildings	26	26	21	21	320,585	301,619	(150,099)	(136,394)	170,486	165,225
Equipment	5	5	3	4	183,220	207,605	(148,455)	(162,560)	34,765	45,045
Others	7	7	4	4	53,500	55,519	(42,879)	(45,527)	10,621	9,992
Total					557,305	564,743	(341,433)	(344,481)	215,872	220,262

(b)	As of December 31, 2018 and 2019, this account and its changes are detailed as follows:

	Land and Buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
(a.1) Cost

Balance as of January 1, 2018	311,428	184,369	52,552	548,349
Reclassification	—	—	—	—
Additions	12,589	12,702	2,774	28,065
Disposals/write-downs/sales	(3,145)	(13,845)	(1,785)	(18,775)
Impairment loss (*)	(287)	(6)	(41)	(334)
Balance as of December 31, 2018	320,585	183,220	53,500	557,305

Balance as of January 1, 2019	320,585	183,220	53,500	557,305
Reclassification	(25,654)	(37)	—	(25,691)
Additions	12,555	28,118	2,839	43,512
Disposals/write-downs/sales	(5,437)	(3,115)	(762)	(9,314)
Impairment loss (*) (***)	(430)	(581)	(58)	(1,069)
Balance as of December 31, 2019	301,619	207,605	55,519	564,743

(a.2) Accumulated Depreciation

Balance as of January 1, 2018	(142,768)	(148,006)	(41,316)	(332,090)
Depreciation charges of the year (*) (**)	(9,193)	(14,291)	(3,333)	(26,817)
Sales and disposals of the year	1,862	13,842	1,770	17,474
Accumulated Depreciation as of December 31, 2018	(150,099)	(148,455)	(42,879)	(341,433)

Balance as of January 1, 2019	(150,099)	(148,455)	(42,879)	(341,433)
Reclassification	21,278	37	—	21,315
Depreciation charges of the year (*) (**)	(8,613)	(16,819)	(3,403)	(28,835)
Sales and disposals of the year	1,040	2,692	740	4,472
Transfers	—	(15)	15	—
Accumulated Depreciation as of December 31, 2019	(136,394)	(162,560)	(45,527)	(344,481)

(*)	See Note No. 36 about Depreciation, Amortization and Impairment.
(**)	It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$359 million (Ch$368 million in 2018).
(***)	It does not include charge-off provisions for Property and Equipment for an amount of Ch$949 million.

(c)	The composition of the rights over leased assets as of December 31, 2019 is as follows:

	Gross Balance	Accumulated Depreciation	Net Balance
Categories	2019	2019	2019
	MCh$	MCh$	MCh$

Buildings	130,853	(18,722)	112,131
Floor space for ATMs	41,960	(9,091)	32,869
Improvements to leased properties	27,254	(21,589)	5,665
Total	200,067	(49,402)	150,665

(d)	The changes of the rights over leased assets as of December 31, 2019 is as follows:

	2019
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$

Gross Balance
Balance as of January 1, 2019	116,577	27,920	—	144,497
Reclassification	—	—	26,332	26,332
Additions	14,276	14,040	1,725	30,041
Write-downs	—	—	(803)	(803)
Total	130,853	41,960	27,254	200,067

Accumulated Depreciation
Balance as of January 1, 2019	—	—	—	—
Reclassification	—	—	(21,546)	(21,546)
Depreciation of the year (*)	(18,722)	(9,091)	(659)	(28,472)
Write-downs	—	—	616	616
Total	(18,722)	(9,091)	(21,589)	(49,402)

Balance as of December 31, 2019	112,131	32,869	5,665	150,665

(*)	See Note No.36 Depreciation, Amortization and Impairment.

(e)	The following are the future maturities of the lease liabilities as of December 31, 2019:

	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
Lease associated with:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Buildings	1,726	3,519	15,286	37,063	24,899	38,526	121,019
ATMs	809	1,618	7,131	18,125	5,403	679	33,765
Total	2,535	5,137	22,417	55,188	30,302	39,205	154,784

The Bank and its subsidiaries maintain contracts with certain renewal options and for which there is reasonable certainty that said option shall be carried out. In such cases, the lease period used to measure the liability and assets corresponds to an estimate of future renewals.

The changes of the obligations under capitalized leases and cash flows are as follows:

Total cash flow
Lease liability	MCh$

Balances as of January 1, 2019	144,497
Liabilities for new lease agreements	24,431
Interest expenses	2,574
Payments of capital and interests	(29,374)
Others	3,885
Balances as of December 31, 2019	146,013